Trade and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade and other receivables
Trade receivables, gross	$ 218,105	$ 203,768
Trade receivables, net ,Allowance for doubtful accounts	(24,567)	(22,276)
Trade receivables, net	193,538	181,492
Other receivables, gross	663,768	675,848
Other receivables	661,011	671,707
Total trade and other receivables	854,549	853,199
Classification by maturity:
Current portion	256,602	240,319
Non-current portion	597,947	612,880
Total trade and other receivables	854,549	853,199
Classification by nature:
Financial receivables	245,435	237,708
Non-financial receivables	609,114	615,491
Total trade and other receivables	854,549	853,199
Classification by measurement :
Trade receivables (not subject to provisional pricing)	83,466	55,906
Trade receivables (subject to provisional pricing)	110,072	125,586
Other accounts receivables	661,011	671,707
Total trade and other receivables	854,549	853,199
Domestic clients [Member]
Trade and other receivables
Trade receivables, gross	161,743	157,296
Foreign clients [Member]
Trade and other receivables
Trade receivables, gross	55,693	46,051
Related entities [Member]
Trade and other receivables
Trade receivables, gross	669	421
Other receivables, gross	2,285	2,486
Value added tax credit [Member]
Trade and other receivables
Other receivables, gross	61,452	66,515
Refund application of value added tax [Member]
Trade and other receivables
Other receivables, gross	8,963	2,591
Restricted bank accounts [Member]
Trade and other receivables
Other receivables, gross	9,902	1,058
Other receivables
Trade and other receivables
Other receivables, gross	2,374	1,401
Accounts receivables to third parties [Member]
Trade and other receivables
Other receivables, gross	26,284	27,585
Due from sale of assets [Member]
Trade and other receivables
Other receivables, gross	100	2,744
Accounts Receivable From Howden Hodco Per [Member]
Trade and other receivables
Other receivables, gross	7,480	12,564
Advances to suppliers [Member]
Trade and other receivables
Other receivables, gross	2,704	6,810
Interest Receivable [Member]
Trade and other receivables
Other receivables, gross	3,525	2,634
Tax claims [Member]
Trade and other receivables
Other receivables, gross	535,860	546,385
Bank Accounts in Trust [Member]
Trade and other receivables
Other receivables, gross	2,839	3,075
Allowance for credit losses [member]
Trade and other receivables
Allowance for expected credit losses	$ (2,757)	$ (4,141)